Cash and Marketable Securities (Schedule Of Amortized Cost, Fair Value And Gross Unrealized Gains And Losses Of The Company's Short- And Long-Term Investments In Debt And Equity Securities) (Details) (USD $)
In Millions, unless otherwise specified
	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 104	$ 138	$ 138
Gross Unrealized Gains	9	12	10
Gross Unrealized Losses	(1)	(1)	(2)
Fair Value	112	149	146
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	70	97	99
Gross Unrealized Gains	1	3	6
Gross Unrealized Losses		(1)
Fair Value	71	99	105
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	34	41	39
Gross Unrealized Gains	8	9	4
Gross Unrealized Losses	(1)		(2)
Fair Value	$ 41	$ 50	$ 41